UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-10555

PIMCO Corporate Income Fund
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York			10105
(Address of principal executive offices)			(Zip code)

Lawrence G. Altadonna - 1345 Avenue of the Americas, New York, New York 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	October 31, 2008

Date of reporting period:	April 30, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1: Report to Shareholders

Contents

Letter to Shareholders	1

Fund Insights/Performance & Statistics	2

Schedule of Investments	3-12

Statement of Assets and Liabilities	13

Statement of Operations	14

Statement of Changes in Net Assets	15

Notes to Financial Statements	16-26

Financial Highlights	27

Annual Shareholder Meeting Results/ Proxy Voting Policies & Procedures/ Appointment of New Trustee	28

PIMCO Corporate Income Fund Letter to Shareholders

June 14, 2008

Dear Shareholder:

We are pleased to provide you with the semi-annual report for the PIMCO Corporate Income Fund (the “Fund”) for the fiscal six-month period ended April 30, 2008.

The U.S. bond market delivered positive returns during the reporting period as economic growth moderated, leading to lower interest rates and higher bond prices. The Federal Reserve (the “Fed”) reduced the Federal Funds rate five times in the period, reducing the benchmark rate on loans between member banks.

Since February 2008, industry-wide developments in the auction-rate preferred markets have caused auctions for the Fund’s auction-rate preferred shares (“ARPS”) to fail, as described in Note 5 in the accompanying notes to Financial Statements. At the time this report is being prepared, it is not possible to predict how and when full or partial liquidity will return, if at all, to the closed-end fund ARPS market. Additional information regarding ARPS, failed auctions and potential solutions to address the unprecedented lack of liquidity of the ARPS due to recent failed auctions can be accessed on our Web site, www.allianzinvestors.com/arps.

For specific information on the Fund and its performance, please refer to the following pages. If you have any questions regarding the information provided, we encourage you to contact your financial advisor or call the Fund’s shareholder servicing agent at (800) 331-1710. In addition, a wide range of information and resources is available on our Web site, www.allianzinvestors.com/closedendfunds.

Together with Allianz Global Investors Fund Management LLC, the Fund’s investment manager, and Pacific Investment Management Company LLC (“PIMCO”), the Fund’s sub-adviser, we thank you for investing with us.

We remain dedicated to serving your investment needs.

Sincerely,

Hans W. Kertess	Brian S. Shlissel

Chairman	President & Chief Executive Officer

4.30.08 | PIMCO Corporate Income Fund Semi-Annual Report 1

PIMCO Corporate Income Fund Fund Insights/Performance & Statistics

April 30, 2008 (unaudited)

•                  For the six-months ended April 30, 2008, the Fund had a net asset value (“NAV”) return of (1.60)% and a market price return of 8.38%.

•                  The Lehman U.S. Credit and U.S. High Yield Indices generated returns of 2.02% and (0.74)%, respectively, for the six-month period ended April 30, 2008.

•                  The Fund’s allocation to the electric sector boosted returns as the sector outperformed the broad market during the reporting period.

•                  Exposure to consumer non-cyclicals enhanced returns; in particular, performance was aided by emphasizing on health care bonds, which outperformed all other consumer non-cyclicals.

•                  The Fund’s positions in natural gas energy firms enhanced the Fund’s returns as this sector outperformed for the six-month period.

•                  The Fund’s position in insurance securities, an outperforming sector for the trailing six-months, contributed positively to the Fund’s performance.

•                  Exposure to finance companies dampened performance as this sector underperformed the market during the six- month period.

•                  The Fund’s quality bias contributed negatively to performance as Baa rated securities outperformed higher tiers of the quality spectrum during the six-month period.

Total Return(1):	Market Price	Net Asset Value (“NAV”)
Six Months	8.38%	(1.60)%
1 year	1.02%	(4.07)%
5 year	10.03%	7.39%
Commencement of Operations (12/21/01) to 4/30/08	9.96%	8.61%

Common Share Market Price/NAV Performance:	Market Price/NAV:
Commencement of Operations (12/21/01) to 4/30/08	Market Price	$14.75
NAV	NAV	$12.90
Market Price	Premium to NAV	14.34%
	Market Price Yield(2)	8.64%

(1) Past performance is no guarantee of future results. Returns are calculated by determining the percentage change in net asset value or market share price (as applicable) in the period covered. The calculation assumes that all of the Fund’s income dividends and capital gain distributions have been reinvested. Total return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized. Total return for a period of more than one year represents the average annual total return.

The Fund’s performance at market price will differ from its results at NAV. Although market price returns typically reflect investment results over time, during shorter periods returns at market price can also be influenced by factors such as changing views about the Fund, market conditions, supply and demand for the Fund’s shares, or changes in Fund distributions.

An investment in the Fund involves risk, including the loss of principal. Total return, market price, market yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a onetime public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is equal to total assets attributable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(2) Market Price Yield is determined by dividing the annualized current monthly per share dividend (comprised from net investment income) payable to common shareholders by the market price per common share at April 30, 2008.

2 PIMCO Corporate Income Fund Semi-Annual Report | 4.30.08

PIMCO Corporate Income Fund Schedule of Investments

April 30, 2008 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
CORPORATE BONDS & NOTES – 78.0%

Airlines – 3.7%
	American Airlines, Inc.,
$1,546	6.978%, 10/1/12	Baa2/A-	$1,522,438
1,000	7.858%, 4/1/13	Baa2/A-	1,001,649
	Continental Airlines, Inc.,
10,000	6.503%, 6/15/11	Baa2/BBB+	9,813,758
749	6.545%, 8/2/20	Baa2/A-	726,959
3,035	7.056%, 9/15/09	Baa2/A-	3,023,619
2,274	9.798%, 4/1/21	Ba1/BB+	2,012,414
336	Delta Air Lines, Inc., 6.619%, 3/18/11	NR/BBB	329,674
9,673	Northwest Airlines, Inc., 7.15%, 10/1/19 (f)	Aaa/AAA	9,487,070
	United Air Lines, Inc.,
1,567	7.336%, 7/2/19 (a)(d)	Ba2/BB-	1,300,605
378	10.36%, 11/13/12 (b)(k)	NR/NR	4,059
			29,222,245
Automotive – 0.2%
1,500	Ford Motor Co., 9.98%, 2/15/47	Caa1/CCC+	1,237,500

Banking – 16.7%
6,000	American Express Bank FSB, 5.50%, 4/16/13 (a)(d)	Aa3/A+	6,010,296
	Bank of America Corp., FRN (g),
20,600	8.00%, 12/29/49	A1/A+	21,010,126
800	8.125%, 5/15/18	A1/A+	818,584
	Barclays Bank PLC FRN (a)(d)(g),
4,600	7.434%, 12/15/17	Aa3/NR	4,419,965
9,700	7.70%, 4/25/18	Aa2/A+	9,952,890
6,900	BNP Paribas, 5.186%, 6/29/15, FRN (a)(d)(g)	Aa3/AA-	5,985,129
5,000	Colonial Bank, 9.375%, 6/1/11 (a)(b)(d)	Baa2/BBB	5,315,070
2,700	Commonwealth Bank of Australia,
	6.024%, 3/15/16, FRN (a)(d)(g)	Aa3/A+	2,305,001
2,800	Credit Agricole S.A., 6.637%, 5/31/17, FRN (a)(d)(g)	Aa3/A	2,301,365
6,450	HBOS Capital Funding L.P., 6.071%, 6/30/14, FRN (a)(d)(g)	A1/A	5,316,961
	HSBC Capital Funding L.P.,
3,900	4.61%, 6/27/13, FRN (a)(d)(g)	A1/A	3,243,310
1,000	10.176%, 6/30/30, FRN (g)	A1/A	1,234,243
	HSBC Holdings PLC,
6,450	6.50%, 5/2/36	Aa3/A+	6,372,142
2,100	6.50%, 9/15/37	Aa3/A+	2,068,672
2,300	Rabobank Capital Funding II, 5.26%, 12/31/13, FRN (a)(d)(g)	Aa2/AA	2,055,673
4,600	Rabobank Capital Funding Trust,
	5.254%, 10/21/16, FRN (a)(d)(g)	Aa2/AA	3,840,397
8,500	RBS Capital Trust III, 5.512%, 9/30/14, FRN (g)	Aa3/A	7,181,174
1,750	Riggs National Corp., 9.65%, 6/15/09	A2/A	1,840,741
1,000	Royal Bank of Scotland Group PLC,
	7.648%, 9/30/31, FRN (g)	Aa3/A	847,468
3,100	State Street Capital Trust III, 8.25%, 3/15/11, FRN (g)	A1/A	3,166,650
7,300	UBS AG, 5.75%, 4/25/18	Aa1/AA-	7,307,906
5,700	USB Capital IX, 6.189%, 4/15/11, FRN (g)	A1/A+	4,334,702
	Wachovia Corp.,
2,100	5.75%, 2/1/18	Aa3/AA-	2,097,839
15,000	7.98%, 3/15/18, FRN (g)	A2/A	14,803,215
7,200	Wells Fargo Capital X, 5.95%, 12/15/36	Aa2/AA-	6,432,437
			130,261,956

4.30.08 | PIMCO Corporate Income Fund Semi-Annual Report 3

PIMCO Corporate Income Fund Schedule of Investments

April 30, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value

Computer Services – 0.1%
$1,000	Electronic Data Systems Corp., 6.50%, 8/1/13	Baa3/BBB-	$1,020,595

Diversified Manufacturing – 0.7%
1,500	Bombardier, Inc., 8.00%, 11/15/14 (a)(d)	Ba2/BB+	1,605,000
	Hutchison Whampoa International Ltd., (a)(d),
3,500	6.25%, 1/24/14	A3/A-	3,639,657
500	6.50%, 2/13/13	A3/A-	524,377
			5,769,034
Energy – 5.0%
1,200	CenterPoint Energy Resources Corp., 7.75%, 2/15/11	Baa3/BBB	1,282,633
2,000	Dynergy-Roseton Danskammer, Inc., 7.67%, 11/8/16	Ba3/B	2,003,252
2,000	El Paso Corp., 10.75%, 10/1/10	Ba3/BB-	2,231,138
4,300	Energy Transfer Partners L.P., 7.50%, 7/1/38	Baa3/BBB-	4,622,921
	Kinder Morgan Energy Partners L.P.,
5,400	6.00%, 2/1/17	Baa2/BBB	5,412,134
1,000	6.50%, 2/1/37	Baa2/BBB	959,166
4,100	NGPL PipeCo LLC, 7.119%, 12/15/17 (a)(d)	Baa3/BBB-	4,310,605
1,200	Northwest Pipeline Corp., 5.95%, 4/15/17	Baa2/BBB-	1,192,500
1,000	Peabody Energy Corp., 7.875%, 11/1/26	Ba1/BB	1,042,500
3,000	Sonat, Inc., 7.625%, 7/15/11	Ba3/BB-	3,164,889
500	Southern Natural Gas Co., 5.90%, 4/1/17 (a)(d)	Baa3/BB	500,792
1,100	Tennessee Gas Pipeline Co., 7.50%, 4/1/17	Baa3/BB	1,214,068
250	Transcontinental Gas Pipe Line Corp., 8.875%, 7/15/12	Baa2/BBB-	276,875
	Williams Cos., Inc.,
4,660	7.50%, 1/15/31	Baa3/BB+	4,962,900
5,000	7.875%, 9/1/21	Baa3/BB+	5,487,500
			38,663,873
Financial Services – 18.5%
2,000	American General Finance Corp., 8.45%, 10/15/09	A1/A+	2,093,402
1,800	Bear Stearns Cos., Inc., 6.95%, 8/10/12	Baa1/A+	1,890,241
8,335	Beaver Valley II Funding, 9.00%, 6/1/17	Baa3/BBB-	9,143,020
4,300	C10 Capital SPV Ltd., 6.722%, 12/31/16, FRN (g)	NR/BBB-	3,906,120
3,261	Cedar Brakes II LLC, 9.875%, 9/1/13 (a)(b)(d)	Baa2/BBB-	3,630,719
10,000	Citigroup Capital XXI, 8.30%, 12/21/77, FRN	A1/A	10,244,660
	Citigroup, Inc.,
3,100	6.125%, 11/21/17	Aa3/AA-	3,154,526
2,000	6.125%, 8/25/36	A1/A+	1,844,036
7,700	8.40%, 4/30/18, FRN (g)	A2/A	7,802,641
1,400	Covidien International Finance S.A., 6.55%, 10/15/37 (a)(d)	Baa1/A-	1,437,026
1,000	Fresenius Medical Care Capital Trust, 7.875%, 6/15/11	B1/BB	1,052,500
	General Electric Capital Corp.,
10,100	6.375%, 11/15/67, FRN	Aa1/AA+	10,136,158
£500	6.50%, 9/15/67, FRN (a)(d)	Aa1/AA+	952,562
$1,180	8.30%, 9/20/09	Aaa/AAA	1,252,805
5,000	General Motors Acceptance Corp., 6.75%, 12/1/14	B2/B	3,827,245
	Goldman Sachs Group, Inc.,
5,700	5.95%, 1/15/27	A1/A+	5,227,544
5,200	6.15%, 4/1/18	Aa3/AA-	5,273,642
4,000	6.45%, 5/1/36	A1/A+	3,813,764
5,000	6.75%, 10/1/37	A1/A+	4,921,110
€250	Green Valley Ltd., 8.342%, 1/10/11, FRN (a)(b)(d)	NR/BB+	391,794
$4,400	JPMorgan Chase & Co., 6.00%, 1/15/18	Aa2/AA-	4,572,344

4 PIMCO Corporate Income Fund Semi-Annual Report | 4.30.08

PIMCO Corporate Income Fund Schedule of Investments

April 30, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value

Financial Services (continued)
$7,100	JPMorgan Chase Capital XVIII, 6.95%, 8/17/36	Aa3/A	$6,803,334
4,100	JPMorgan Chase Capital XX, 6.55%, 9/29/36	Aa3/A	3,733,284
	Lehman Brothers Holdings, Inc.,
2,700	6.50%, 7/19/17	A2/A	2,658,682
13,000	6.875%, 5/2/18	A1/A+	13,329,147
3,900	MBNA Capital, 3.673%, 2/1/27, FRN	Aa3/A+	3,059,004
3,100	Merrill Lynch & Co., Inc., 5.70%, 5/2/17	A2/A	2,928,111
1,300	Mizuho JGB Investment LLC, 9.87%, 6/30/08, FRN (a)(d)(g)	A1/A-	1,303,481
300	Mizuho Preferred Capital Co. LLC,
	8.79%, 6/30/08, FRN (a)(d)(g)	A1/A-	300,967
7,900	Morgan Stanley, 5.75%, 8/31/12	Aa3/AA-	7,930,526
1,000	Natexis Ambs Co. LLC, 8.44%, 6/30/08, FRN (a)(b)(d)(g)	A1/A+	1,007,143
2,000	Preferred Term Securities XIII, 3.35%, 3/24/34, FRN (a)(b)(d)	Aaa/AAA	1,840,000
4,200	Santander Perpetual S.A. Unipersonal,
	6.671%, 10/24/17, FRN (a)(d)(g)	Aa2/A+	4,001,050
1,100	SB Treasury Co. LLC, 9.40%, 6/30/08, FRN (b)(g)	A1/A-	1,113,755
5,700	UBS Preferred Funding Trust V, 6.243%, 5/15/16, FRN (g)	Aa3/A	4,999,846
1,500	Universal City Development Partners, 11.75%, 4/1/10	B1/B+	1,556,250
1,000	Universal City Florida Holding Co., 8.375%, 5/1/10	B3/B-	1,002,500
			144,134,939
Food & Beverage – 1.7%
	Albertson’s Inc.,
1,500	7.75%, 6/15/26	B1/B+	1,461,323
9,000	8.00%, 5/1/31	B1/B+	8,947,017
3,000	Ingles Markets, Inc., 8.875%, 12/1/11	B2/B+	3,060,000
			13,468,340
Healthcare & Hospitals – 0.7%
	HCA, Inc.,
1,000	8.70%, 2/10/10	Caa1/B-	1,019,501
4,050	9.25%, 11/15/16	B2/BB-	4,363,875
			5,383,376
Hotels/Gaming – 0.7%
738	Choctaw Resort Development Enterprise,
	7.25%, 11/15/19 (a)(d)	Ba2/BB	653,130
500	Mandalay Resort Group, 9.375%, 2/15/10	B1/B+	517,500
2,462	Times Square Hotel Trust, 8.528%, 8/1/26 (a)(b)(d)	Baa3/BBB-	2,653,282
2,000	Wynn Las Vegas LLC, 6.625%, 12/1/14	Ba2/BBB-	1,960,000
			5,783,912
Insurance – 0.3%
2,300	Dai-ichi Mutual Life Insurance Co., 5.73%, 3/17/14 (a)(d)	NR/A-	2,370,872

Metals & Mining – 1.6%
3,000	Falconbridge Ltd., 7.25%, 7/15/12	Baa2/BBB+	3,204,690
40	Novelis, Inc., 7.25%, 2/15/15	B3/B	36,800
4,700	Phelps Dodge Corp., 9.50%, 6/1/31	Baa2/BBB-	6,220,544
	Vale Overseas Ltd.,
1,900	6.25%, 1/11/16	Baa3/BBB	1,955,917
1,100	6.875%, 11/21/36	Baa3/BBB	1,119,261
			12,537,212

4.30.08 | PIMCO Corporate Income Fund Semi-Annual Report 5

PIMCO Corporate Income Fund Schedule of Investments

April 30, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value

Multi-Media – 5.1%
$5,000	Comcast Cable Communications Holdings, Inc.,
	8.375%, 3/15/13	Baa2/BBB+	$5,608,305
2,250	Comcast Corp.,
	10.625%, 7/15/12	Baa3/BBB	2,652,649
1,500	COX Communications, Inc., 6.45%, 12/1/36 (a)(d)	Baa3/BBB-	1,512,640
	CSC Holdings, Inc.,
1,000	7.625%, 4/1/11	B1/BB	1,012,500
1,700	7.875%, 2/15/18	B1/BB	1,678,750
6,625	8.125%, 8/15/09	B1/BB	6,774,062
	Historic TW, Inc.,
500	6.625%, 5/15/29	Baa2/BBB+	484,844
5,000	9.125%, 1/15/13	Baa2/BBB+	5,628,780
1,610	News America Holdings, Inc., 6.75%, 1/9/38	Baa2/BBB+	1,721,687
	Rogers Cable, Inc.,
CAD 1,750	7.25%, 12/15/11	Baa3/BBB-	1,840,967
$3,000	8.75%, 5/1/32	Baa3/BBB-	3,158,100
	Time Warner Cable, Inc.,
230	5.85%, 5/1/17	Baa2/BBB+	228,825
2,130	6.55%, 5/1/37	Baa2/BBB+	2,124,483
3,250	Univision Communications, Inc., 7.85%, 7/15/11	Ba3/B	3,103,750
2,000	Vivendi, 6.625%, 4/4/18 (a)(d)	Baa2/BBB	1,957,456
			39,487,798
Oil & Gas – 5.3%
2,000	Canadian Natural Resources Ltd., 6.50%, 2/15/37	Baa2/BBB	2,020,624
	Chesapeake Energy Corp.,
750	7.00%, 8/15/14	Ba3/BB	770,625
2,400	7.75%, 1/15/15	Ba3/BB	2,490,000
1,800	Devon Energy Corp., 7.95%, 4/15/32	Baa1/BBB+	2,222,896
1,420	Dynergy-Roseton Danskammer, Inc., 7.27%, 11/8/10	Ba3/B	1,420,118
1,975	El Paso Corp., 8.05%, 10/15/30	Ba3/BB-	2,129,919
900	EnCana Corp., 6.50%, 8/15/34	Baa2/A-	910,115
2,700	Enterprise Products Operating LLC, 6.50%, 1/31/19	Baa3/BBB-	2,791,808
800	Gaz Capital, 6.212%, 11/22/16 (a)(d)	A3/BBB	758,000
4,900	Gaz Capital S.A., 8.625%, 4/28/34	A3/BBB	5,745,250
9,200	Gazprom AG, 9.625%, 3/1/13	A3/BBB	10,483,400
736	Perforadora Central S.A. de CV, 4.92%, 12/15/18	NR/NR	781,949
1,700	Ras Laffan Liquefied Natural Gas Co., Ltd. II,
	5.298%, 9/30/20 (b)	Aa2/A	1,580,830
2,000	USX Corp., 9.375%, 2/15/12	Baa1/BBB+	2,217,826
	XTO Energy, Inc.,
2,700	5.50%, 6/15/18	Baa2/BBB	2,686,700
2,300	6.10%, 4/1/36	Baa2/BBB	2,241,223
			41,251,283
Paper/Paper Products – 1.7%
	Georgia-Pacific LLC,
2,250	7.00%, 1/15/15 (a)(d)	Ba3/BB-	2,238,750
10,500	8.00%, 1/15/24	B2/B+	10,053,750
500	8.125%, 5/15/11	B2/B+	520,625
850	Norske Skogindustrier ASA, 6.125%, 10/15/15 (a)(d)	B1/BB-	527,000
			13,340,125

6 PIMCO Corporate Income Fund Semi-Annual Report | 4.30.08

PIMCO Corporate Income Fund Schedule of Investments

April 30, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value

Pharmaceuticals – 0.3%
$1,000	Hospira, Inc., 6.05%, 3/30/17	Baa3/BBB	$981,423
1,000	Wyeth, 6.50%, 2/1/34	A3/A+	1,050,817
			2,032,240
Printing/Publishing – 0.1%
1,000	RH Donnelley Corp., 8.875%, 1/15/16	B3/B	655,000

Retail – 0.8%
5,897	Yum! Brands, Inc., 8.875%, 4/15/11	Baa2/BBB-	6,490,816

Technology – 0.2%
2,000	First Data Corp., 9.875%, 9/24/15 (a)(d)	B3/B	1,822,500

Telecommunications – 8.3%
	AT&T Corp.,
792	7.30%, 11/15/11	A2/A	852,696
5,000	8.00%, 11/15/31	A2/A	6,035,515
5,000	Bellsouth Capital Funding, 7.875%, 2/15/30	A2/A	5,698,665
	Citizens Communications Co.,
1,000	7.875%, 1/15/27	Ba2/BB+	892,500
6,500	9.25%, 5/15/11	Ba2/BB+	6,890,000
3,000	Deutsche Telekom International Finance BV,
	8.25%, 6/15/30	A3/A-	3,734,475
	Embarq Corp.,
5,000	7.082%, 6/1/16	Baa3/BBB-	4,971,800
5,000	7.995%, 6/1/36	Baa3/BBB-	4,941,650
3,000	France Telecom S.A., 8.50%, 3/1/31	A3/A-	3,880,365
2,000	Nextel Communications, Inc., 7.375%, 8/1/15	Baa3/BBB-	1,601,080
1,000	Qwest Capital Funding, Inc., 7.25%, 2/15/11	B1/B+	985,000
2,000	Qwest Communications International, Inc., 7.50%, 2/15/14	Ba3/B+	1,975,000
	Qwest Corp.,
2,300	6.05%, 6/15/13, FRN	Ba1/BBB-	2,213,750
8,860	7.20%, 11/10/26	Ba1/BBB-	7,841,100
	Sprint Capital Corp.,
1,000	6.375%, 5/1/09	Baa3/BBB-	985,233
3,800	6.90%, 5/1/19	Baa3/BBB-	3,140,635
6,200	8.75%, 3/15/32	Baa3/BBB-	5,484,092
1,200	Verizon Communications, Inc., 6.10%, 4/15/18	A3/A	1,261,673
1,500	Verizon New York, Inc., 7.375%, 4/1/32	Baa3/A	1,601,052
			64,986,281
Tobacco – 0.5%
4,000	RJ Reynolds Tobacco Holdings, Inc., 7.75%, 6/1/18	Ba1/BBB	4,278,844

Transportation – 0.1%
400	Norfolk Southern Corp., 5.75%, 4/1/18 (a)(d)	Baa1/BBB+	406,726

Utilities – 5.4%
1,000	CMS Energy Corp., 3.663%, 1/15/13, FRN	Ba1/BB+	904,754
3,070	East Coast Power LLC, 7.066%, 3/31/12	Baa3/BBB-	3,178,390
400	Entergy Gulf States, Inc., 5.25%, 8/1/15	Baa3/BBB+	379,314
2,000	FirstEnergy Corp., 7.375%, 11/15/31	Baa3/BBB-	2,217,154
2,000	Florida Gas Transmission Co., 7.00%, 7/17/12 (a)(b)(d)	Baa2/BBB+	2,196,852
3,560	FPL Energy Wind Funding LLC, 6.876%, 6/27/17 (a)(d)	Ba2/BB	3,666,800
4,100	Homer City Funding LLC, 8.137%, 10/1/19	Ba2/BB	4,274,250
3,339	Midwest Generation LLC, 8.56%, 1/2/16	Baa3/BB+	3,606,337
2,000	Northern States Power Co., 8.00%, 8/28/12	A2/A	2,262,856
6,000	PSE&G Energy Holdings LLC, 8.50%, 6/15/11	Ba3/BB-	6,358,650

4.30.08 | PIMCO Corporate Income Fund Semi-Annual Report 7

PIMCO Corporate Income Fund Schedule of Investments

April 30, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value

Utilities (continued)
$8,000	PSE&G Power LLC, 8.625%, 4/15/31	Baa1/BBB	$9,737,184
2,582	Sithe Independence Funding Corp., 9.00%, 12/30/13	Ba2/B	2,764,801
643	System Energy Resources, Inc., 5.129%, 1/15/14 (a)(d)	Baa3/BBB+	629,890
			42,177,232
Waste Disposal – 0.3%
2,580	Waste Management, Inc., 7.10%, 8/1/26	Baa3/BBB	2,646,211
Total Corporate Bonds & Notes (cost-$621,735,650)			609,428,910

SOVEREIGN DEBT OBLIGATIONS – 5.4%

Brazil – 2.5%
	Federal Republic of Brazil,
13,900	8.25%, 1/20/34	Ba1/BB+	17,687,750
1,250	10.125%, 5/15/27	Ba1/BB+	1,820,000
			19,507,750
Guatemala – 0.2%
1,500	Republic of Guatemala, 9.25%, 8/1/13 (a)(d)	Ba2/BB	1,742,250

Panama – 1.1%
	Republic of Panama,
3,000	9.375%, 7/23/12	Ba1/BB+	3,517,500
4,470	9.625%, 2/8/11	Ba1/BB+	5,086,860
			8,604,360
Russia – 1.2%
	Russian Federation,
7,251	7.50%, 3/31/30, VRN	Baa2/BBB+	8,350,669
578	8.25%, 3/31/10	Baa2/BBB+	605,686
			8,956,355
South Africa – 0.3%
	Republic of South Africa,
2,600	5.875%, 5/30/22	Baa1/BBB+	2,369,250
120	7.375%, 4/25/12	Baa1/BBB+	131,400
			2,500,650
Ukraine – 0.1%
1,000	Republic of Ukraine, 7.65%, 6/11/13	B1/BB-	1,074,500
Total Sovereign Debt Obligations (cost-$40,613,232)			42,385,865

U.S. GOVERNMENT AGENCY SECURITIES – 3.6%
	Fannie Mae
3,900	5.50%, MBS, TBA (e)	Aaa/AAA	3,921,329
399	6.291%, 11/1/35, FRN, MBS	Aaa/AAA	409,895
91	6.999%, 2/19/30, CMO, VRN	Aaa/AAA	96,203
223	7.00%, 2/1/29, MBS	Aaa/AAA	237,697
67	7.00%, 1/1/32, MBS	Aaa/AAA	71,041
1,379	7.00%, 6/1/32, MBS	Aaa/AAA	1,449,170
94	7.00%, 10/1/32, MBS	Aaa/AAA	98,915
107	7.00%, 11/1/32, MBS	Aaa/AAA	112,609
282	7.00%, 12/1/32, MBS	Aaa/AAA	296,823
88	7.00%, 1/1/33, MBS	Aaa/AAA	92,799

8 PIMCO Corporate Income Fund Semi-Annual Report | 4.30.08

PIMCO Corporate Income Fund Schedule of Investments

April 30, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value

$124	7.00%, 2/1/33, MBS	Aaa/AAA	$130,061
347	7.00%, 3/1/33, MBS	Aaa/AAA	365,405
1,004	7.00%, 5/1/33, MBS	Aaa/AAA	1,056,090
53	7.00%, 6/1/33, MBS	Aaa/AAA	55,979
128	7.00%, 7/1/33, MBS	Aaa/AAA	135,764
317	7.00%, 1/1/34, MBS	Aaa/AAA	335,139
474	7.00%, 3/1/34, MBS	Aaa/AAA	502,054
265	7.00%, 9/1/34, MBS	Aaa/AAA	278,303
1,551	7.00%, 4/1/35, MBS	Aaa/AAA	1,632,110
728	7.00%, 6/1/35, MBS	Aaa/AAA	767,480
1,817	7.00%, 10/1/35, MBS	Aaa/AAA	1,913,766
1,867	7.00%, 2/1/36, MBS	Aaa/AAA	1,967,209
54	7.00%, 9/25/41, CMO, VRN	Aaa/AAA	56,946
1,024	7.00%, 12/25/41, CMO	Aaa/AAA	1,082,610
27	7.50%, 12/25/19, CMO	Aaa/AAA	29,410
233	7.50%, 5/1/22, MBS	Aaa/AAA	250,274
12	7.50%, 6/25/30, CMO	Aaa/AAA	12,756
232	7.50%, 12/1/33, MBS	Aaa/AAA	249,179
54	7.50%, 11/25/40, CMO	Aaa/AAA	57,271
107	7.50%, 5/25/42, CMO	Aaa/AAA	114,183
4,929	7.50%, 12/25/45, CMO	Aaa/AAA	5,000,676
25	8.00%, 7/18/27, CMO	Aaa/AAA	26,431
4,859	8.00%, 12/25/45, CMO	Aaa/AAA	4,956,939
			27,762,516
	Freddie Mac
65	7.50%, 11/1/19, MBS	Aaa/AAA	69,161
22	8.00%, 9/15/26, CMO	Aaa/AAA	23,736
5	9.50%, 5/15/21, CMO	Aaa/AAA	5,696
			98,593
Total U.S. Government Agency Securities (cost-$27,782,572)			27,861,109

MUNICIPAL BONDS (a)(j) – 3.1%

New Jersey – 3.1%
	Tobacco Settlement Financing Corp. Rev.,
8,480	5.75%, 6/1/32	Aaa/AAA	9,124,989
5,090	6.125%, 6/1/24	Aaa/AAA	5,416,982
8,480	6.375%, 6/1/32	Aaa/AAA	9,549,921
Total Municipal Bonds (cost-$21,330,930)			24,091,892

MORTGAGE-BACKED SECURITIES – 2.0%
3,500	Chase Commercial Mortgage Securities Corp.,
	6.887%, 10/15/32, CMO (a)(d)	NR/BB+	3,139,586
1,000	Citigroup/Deutsche Bank Commercial Mortgage Trust,
	5.617%, 10/15/48, CMO	Aaa/AAA	994,590
	GSMPS Mortgage Loan Trust CMO, (a)(d),
2,598	7.50%, 6/19/27, VRN	NR/NR	2,652,239
69	7.50%, 6/19/32, VRN	NR/NR	73,846
2,833	7.50%, 6/25/43	NR/NR	2,707,197
1,000	LB-UBS Commercial Mortgage Trust, 5.424%, 2/15/40, CMO	NR/AAA	972,823

4.30.08 | PIMCO Corporate Income Fund Semi-Annual Report 9

PIMCO Corporate Income Fund Schedule of Investments

April 30, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value

	Merrill Lynch Mortgage Investors, Inc., CMO, VRN,
$2,805	7.102%, 12/15/30	A3/AA	$2,799,410
1,674	7.403%, 2/15/30	Aaa/BBB+	1,724,683
261	Washington Mutual Mortgage, 5.076%, 8/25/46, CMO, FRN	Aaa/AAA	207,736
60	Washington Mutual, Inc., 7.50%, 4/25/33, CMO	NR/AAA	59,586
Total Mortgage-Backed Securities (cost-$16,082,359)			15,331,696

SENIOR LOANS (a)(c) – 1.1%

Containers & Packaging – 0.1%
	Smurfit-Stone Container,
131	4.50%, 11/1/10		127,753
64	4.875%, 11/1/10, Term C		62,637
39	4.875%, 11/1/11, Term B		38,511
107	5.125%, 11/1/11, Term B		104,716
215	5.125%, 11/1/11, Term C		209,431
			543,048
Energy – 0.2%
	AES Corp.,
714	7.19%, 8/10/11, Term B (b)		698,215
714	7.19%, 8/10/11, Term B		698,214
			1,396,429
Entertainment – 0.1%
500	Shackleton Crean Event Management, 10.438%, 8/1/08 (b)		492,500
Financial Services – 0.3%
2,488	Chrysler Financial Corp., 6.80%, 8/3/12		2,270,190
Healthcare & Hospitals – 0.3%
2,962	HCA, Inc., 4.946%, 11/18/13, Term B		2,818,220
Hotels/Gaming – 0.1%
794	Las Vegas Sands Corp., 4.45%, 5/23/14		731,111
Total Senior Loans (cost-$8,616,241)			8,251,498

ASSET-BACKED SECURITIES – 0.0%
321	SLM Student Loan Trust, 2.92%, 10/25/16, FRN
	(cost-$320,825)	Aaa/AAA	317,772

SHORT-TERM INVESTMENTS – 6.5%

U.S. Treasury Bills (h) – 3.6%
28,000	0.95%-1.62%, 5/29/08-6/26/08 (cost-$27,960,622)	NR/NR	27,960,622

Corporate Notes – 2.0%
Airlines – 0.2%
1,769	United Air Lines, Inc., 6.201%, 9/1/08	Ba2/BBB	1,733,753
Banking – 0.8%
5,910	Republic New York Corp., 9.70%, 2/1/09	A1/A+	6,144,302
Diversified Manufacturing – 0.1%
1,030	Raychem Corp., 7.20%, 10/15/08	NR/NR	1,038,535
Multi-Media – 0.1%
925	Comcast MO of Delaware LLC, 9.00%, 9/1/08	Baa2/BBB+	934,894

10 PIMCO Corporate Income Fund Semi-Annual Report | 4.30.08

PIMCO Corporate Income Fund Schedule of Investments

April 30, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value

Oil & Gas – 0.3%
$2,350	Salomon Brothers AG for OAO Siberian Oil Co.,
	10.75%, 1/15/09	Ba1/BBB-	$2,456,455

Utilities – 0.5%
3,500	Tucson Electric Power, 7.50%, 8/1/08	Baa2/BBB	3,524,913
Total Corporate Notes (cost-$15,758,921)			15,832,852

U.S. Government Agency Securities – 0.9%
7,300	Federal Home Loan Bank Discount Notes,
	1.75%, 5/1/08 (cost-$7,300,000)	P-1/A-1+	7,300,000
Total Short-Term Investments (cost-$51,019,543)			51,093,474

OPTIONS PURCHASED (i) – 0.4%

Contracts/
Notional
Amount

Call Options – 0.3%
	2-Year Interest Rate Swap (OTC),
	Pay 3-Month USD-LIBOR Floating Rate Index,
59,000,000	strike rate 3.63%, expires 1/7/09		541,826
	2-Year Interest Rate Swap (OTC),
	Pay 3-Month USD-LIBOR Floating Rate Index,
44,100,000	strike rate 4.75%, expires 9/8/09		901,792
	2-Year Interest Rate Swap (OTC),
	Pay 3-Month USD-LIBOR Floating Rate Index,
1,000,000	strike rate 5.00%, expires 8/28/09		23,988
	Euro versus U.S. Dollar (OTC),
2,500,000	strike price $1.37, expires 6/3/10		436,446
1,000,000	strike price $1.38, expires 5/21/10		172,366
1,000,000	strike price $1.38, expires 5/21/10		172,366
	U.S. Treasury Notes 5 yr. Futures (CBOT),
625	strike price $129.50, expires 5/23/08		4,882
			2,253,666

Put Options – 0.1%
	9-Year Interest Rate Swap (OTC),
	Pay 3-Month USD-LIBOR Floating Rate Index,
59,000,000	strike rate 5.45%, expires 1/7/09		408,239
	Euro versus U.S. Dollar (OTC),
2,300,000	strike price $1.36, expires 5/21/08		541
2,500,000	strike price $1.37, expires 6/3/10		76,720
1,000,000	strike price $1.38, expires 5/21/10		31,023
1,000,000	strike price $1.38, expires 5/21/10		31,023
	Financial Future Euro 90 day (CME),
520	strike price $92.50, expires 6/16/08		1
700	strike price $93.25, expires 3/16/09		2
	United Kingdom 90 day (CME),
276	strike price $89.50, expires 12/16/09		1
230	strike price $91.25, expires 12/17/08		—
125	strike price $92, expires 3/18/09		—
	U.S. Treasury Bonds 30 yr. Futures (CBOT),
100	strike price $88, expires 5/23/08		1,562

4.30.08 | PIMCO Corporate Income Fund Semi-Annual Report 11

PIMCO Corporate Income Fund Schedule of Investments

April 30, 2008 (unaudited) (continued)

Contracts/
Notional
Amount			Value

Put Options (continued)
U.S. Treasury Notes 10 yr. Futures (CBOT),
131		strike price $82, expires 5/23/08	$2,047
600		strike price $90, expires 5/23/08	9,375
800		strike price $100, expires 5/23/08	12,500
573,034
Total Options Purchased (cost-$2,066,984)			2,826,700
Total Investments before options written
(cost-$789,568,336) – 100.1%			781,588,916

OPTIONS WRITTEN (i) – (0.1)%

Call Options – (0.1)%
2-Year Interest Rate Swap (OTC),
Pay 3-Month USD-LIBOR Floating Rate Index,
14,700,000		strike rate 5.15%, expires 9/8/09 (premiums received-$443,411)	(785,446)
Total Investments net of options written
(cost-$789,124,925) – 100.0%			$780,803,470

Notes to Schedule of Investments:
(a)	Private Placement – Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $141,544,241, represents 18.13% of total investments.
(b)	Illiquid security.
(c)

These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition.

Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on April 30, 2008.

(d)

144A Security – Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	When-issued or delayed-delivery security. To be settled/delivered after April 30, 2008.
(f)	Securities with an aggregate value of $9,487,070, representing 1.22% of total investments, have been fair-valued using methods as descibed in Note 1(a) in the Notes to Financial statements.
(g)	Perpetual maturity security. Maturity date shown is the first call date. Interest rate is fixed until the first call date and variable thereafter.
(h)	All or partial amount segregated as collateral for futures contracts, options written and swaps.
(i)	Non-income producing.
(j)

Residual Interest Bonds held in trust – Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

(k)	Security in default.

Glossary:
	£-	British Pound Sterling
CAD	-	Canadian Dollar
CBOT	-	Chicago Board of Trade
CME	-	Chicago Mercantile Exchange
CMO	-	Collateralized Mortgage Obligation
	€-	Euro
FRN	-	Floating Rate Note. The interest rate disclosed reflects the rate in effect on April 30, 2008.
LIBOR	-	London Inter-Bank Offered Rate
MBS	-	Mortgage-Backed Security
NR	-	Not Rated
OTC	-	Over-the-Counter
TBA	-	To Be Announced
VRN	-

Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on April 30, 2008.

12 PIMCO Corporate Income Fund Semi-Annual Report | 4.30.08 | See accompanying Notes to Financial Statements.

PIMCO Corporate Income Fund Statement of Assets and Liabilities

April 30, 2008 (unaudited)

Assets:
Investments, at value (cost-$789,568,336)	$781,588,916
Cash (including foreign currency of $1,295,224 with a cost of $1,294,846)	1,612,806
Unrealized appreciation of swaps	49,265,986
Receivable for swaps purchased	20,979,302
Interest receivable	13,663,644
Deposits with brokers for futures contracts collateral	2,810,100
Receivable for investments sold	2,577,945
Unrealized appreciation of forward foreign currency contracts	1,179,599
Receivable for variation margin on futures contracts	195,801
Prepaid expenses	50,321
Total Assets	873,924,420

Liabilities:
Unrealized depreciation of swaps	43,607,878
Premium for swaps sold	34,856,120
Payable for floating rate notes issued	10,215,000
Payable for investments purchased	4,926,696
Dividends payable to common and preferred shareholders	3,998,706
Options written, at value (premiums received - $443,411)	785,446
Investment management fees payable	406,805
Unrealized depreciation of forward foreign currency contracts	397,831
Interest payable	123,704
Unrealized depreciation on unfunded loan commitments	15,841
Accrued expenses and other liabilities	1,869,342
Total Liabilities	101,203,369
Preferred shares ($25,000 net asset and liquidation value per share applicable to an aggregate of 12,000 shares issued and outstanding)	300,000,000
Net Assets Applicable to Common Shareholders	$472,721,051

Composition of Net Assets Applicable to Common Shareholders:
Common Stock:
Par value ($0.00001 per share, applicable to 36,659,129 shares issued and outstanding)	$367
Paid-in-capital in excess of par	520,657,856
Dividends in excess of net investment income	(12,500,328)
Accumulated net realized loss	(33,294,503)
Net unrealized depreciation of investments, futures contracts, options written, swaps, unfunded loan commitments and foreign currency transactions	(2,142,341)
Net Assets Applicable to Common Shareholders	$472,721,051
Net Asset Value Per Common Share	$12.90

See accompanying Notes to Financial Statements. | 4.30.08 | PIMCO Corporate Income Fund Semi-Annual Report 13

PIMCO Corporate Income Fund Statement of Operations

For the six months ended April 30, 2008 (unaudited)

Investment Income:
Interest	$27,149,703
Facility and other fee income	172,534
Dividends	133,875
Total Investment Income	27,456,112

Expenses:
Investment management fees	2,909,670
Auction agent fees and commissions	385,292
Interest expense	263,567
Custodian and accounting agent fees	123,611
Reports to shareholders	99,560
Audit and tax services	57,779
Trustees’ fees and expenses	28,939
Transfer agent fees	16,690
Legal fees	16,362
New York Stock Exchange listing fees	11,402
Insurance expense	7,471
Miscellaneous	14,573
Total expenses	3,934,916
Less: investment management fees waived	(453,112)
custody credits earned on cash balances	(4,051)
Net expenses	3,477,753

Net Investment Income	23,978,359

Realized and Change in Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(1,558,716)
Futures contracts	1,359,352
Options written	(4,131,990)
Swaps	(27,997,557)
Foreign currency transactions	665,173
Net change in unrealized appreciation/depreciation of:
Investments	(12,649,827)
Futures contracts	450,611
Options written	(125,048)
Swaps	17,989,926
Unfunded loan commitments	(16,881)
Foreign currency transactions	563,218
Net realized and change in unrealized loss on investments, futures contracts, options written, swaps, unfunded loan commitments and foreign currency transactions	(25,451,739)
Net Decrease in Net Assets Resulting from Investment Operations	(1,473,380)
Dividends on Preferred Shares from Net Investment Income	(6,763,421)
Net Decrease in Net Assets Applicable to Common Shareholders Resulting from Investment Operations	$(8,236,801)

14 PIMCO Corporate Income Fund Semi-Annual Report | 4.30.08 | See accompanying Notes to Financial Statements.

PIMCO Corporate Income Fund Statement of Changes in Net Assets

Applicable to Common Shareholders

	Six Months
	ended
	April 30, 2008	Year Ended
	(unaudited)	October 31, 2007
Investment Operations:
Net investment income	$23,978,359	$47,292,960
Net realized gain (loss) on investments, futures contracts, options written, swaps and foreign currency transactions	(31,663,738)	9,891,956
Net change in unrealized appreciation/depreciation of investments, futures contracts, options written, swaps, unfunded loan commitments and foreign currency transactions	6,211,999	(28,448,936)
Net increase (decrease) in net assets resulting from investment operations	(1,473,380)	28,735,980

Dividends on Preferred Shares from Net investment income:	(6,763,421)	(15,622,315)
Net increase (decrease) in net assets applicable to common shareholders resulting from investment operations	(8,236,801)	13,113,665

Dividends and Distributions to Common Shareholders from:
Net investment income	(23,338,638)	(46,427,290)
Net realized gains	—	(3,368,998)
Total dividends and distributions to common shareholders	(23,338,638)	(49,796,288)

Capital Share Transactions:
Reinvestment of dividends and distributions	1,582,457	4,292,291
Total decrease in net assets applicable to common shareholders	(29,992,982)	(32,390,332)

Net Assets Applicable to Common Shareholders:
Beginning of period	502,714,033	535,104,365
End of period (including dividends in excess of net investment income of $(12,500,328) and $(6,376,628), respectively)	$472,721,051	$502,714,033

Common Shares Issued in Reinvestment of Dividends and Distributions:	114,820	291,238

See accompanying Notes to Financial Statements. | 4.30.08 | PIMCO Corporate Income Fund Semi-Annual Report 15

PIMCO Corporate Income Fund Notes to Financial Statements

April 30, 2008 (unaudited)

1. Organization and Significant Accounting Policies

PIMCO Corporate Income Fund (the “Fund”), was organized as a Massachusetts business trust on October 17, 2001. Prior to commencing operations on December 21, 2001, the Fund had no operations other than matters relating to its organization and registration as a diversified, closed-end management investment company registered under the Investment Company Act of 1940 and the rules and regulations there under, as amended. Allianz Global Investors Fund Management LLC (the “Investment Manager”) serves as the Fund’s Investment Manager and is an indirect wholly-owned subsidiary of Allianz Global Investors of America L.P. (“Allianz Global”). Allianz Global is an indirect, majority-owned subsidiary of Allianz SE, a publicly traded European insurance and financial services company. The Fund has an unlimited amount of $0.00001 par value common stock authorized.

The Fund’s primary investment objective is to seek high current income with capital preservation and capital appreciation as secondary objectives by investing at least 80% of its total assets in a diversified portfolio of U.S. dollar-denominated corporate debt obligations and of varying maturities and other income producing securities.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been asserted. However, the Fund expects the risk of any loss to be remote.

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. Fund management has determined that its evaluation of the Interpretation has resulted in no material impact to the Fund’s financial statements at April 30, 2008. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards (“SFAS”) 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, the Fund is in the process of reviewing SFAS 157 against its current valuation policies to determine future applicability.

In March 2008, the Financial Accounting Standards board (“FASB”) issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about a fund’s derivative and hedging activities. Fund management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statement disclosures.

The following is a summary of significant accounting policies followed by the Fund:

(a) Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees, or person acting at their discretion pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund’s investments, including over-the-counter options, are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from

16 PIMCO Corporate Income Fund Semi-Annual Report | 4.30.08

PIMCO Corporate Income Fund Notes to Financial Statements

April 30, 2008 (unaudited)

1. Organization and Significant Accounting Policies (continued)

yield data relating to investments or securities with similar characteristics. The Fund’s investments in senior floating rate loans (“Senior Loans”) for which a secondary market exists will be valued at the mean of the last available bid and asked prices in the market for such Senior Loans, as provided by an independent pricing service. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed delivery basis are marked to market daily until settlement at the forward settlement value. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material to the financial statements of the Fund. The Fund’s net asset value is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(b) Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date. Securities purchased and sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses on investments are determined on the identified cost basis. Interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Facility fees and other fees (such as origination fees) received by the Fund are amortized as income over the expected term of the senior loan. Commitment fees received by the Fund relating to unfunded purchase commitments are deferred and amortized to facility fee income over the period of the commitment.

(c) Federal Income Taxes

The Fund intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

(d) Dividends and Distributions — Common Stock

The Fund declares dividends from net investment income monthly to common shareholders. Distributions of net realized capital gains, if any, are paid at least annually. The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes; they are reported as dividends and/or distributions of paid-in capital in excess of par.

(e) Foreign Currency Translation

The Fund’s accounting records are maintained in U.S. dollars as follows: (1) the foreign currency market value of investments and other assets and liabilities denominated in foreign currency are translated at the prevailing exchange rate at the end of the period; and (2) purchases and sales, income and expenses are translated at the prevailing exchange rate on the respective dates of such transactions. The resulting net foreign currency gain or loss is included in the Statement of Operations.

The Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and unrealized gain (loss) on investments.

However, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amount is categorized as foreign currency gain or loss for both financial reporting and income tax reporting purposes.

4.30.08 | PIMCO Corporate Income Fund Semi-Annual Report 17

PIMCO Corporate Income Fund Notes to Financial Statements

April 30, 2008 (unaudited)

1. Organization and Significant Accounting Policies (continued)

(f) Futures Contracts

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contracts, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized appreciation or depreciation. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contracts at the time they were opened and the value at the time they were closed. Any unrealized appreciation or depreciation recorded is simultaneously reversed. The use of futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts.

(g) Option Transactions

The Fund may purchase and write (sell) put and call options for hedging purposes, risk management purposes or as a part of its investment strategy. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from the securities sold through the exercise of put options is decreased by the premiums paid.

When an option is written, the premium received is recorded as an asset with an equal liability and is subsequently marked to market to reflect the current market value of the option written. These liabilities are reflected as options written in the Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of a written option could result in the Fund purchasing a security at a price different from its current market value.

(h) Interest Rate/Credit Default Swaps

The Fund enters into interest rate and credit default swap contracts (“swaps”) for investment purposes, to manage its interest rate and credit risk or to add leverage.

As a seller in the credit default swap contract, the Fund would be required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. Such periodic payments are accrued daily and recorded as realized gain (loss).

The Fund may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held, in which case the Fund would function as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by a third party, such as a U.S. or foreign corporate issuer on the referenced obligation. In return, the Fund would make periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and recorded as realized gain (loss).

Interest rate swap agreements involve the exchange by the Fund with a counterparty of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Net periodic payments received by the Fund are included as part of realized gain (loss) and or change in unrealized appreciation/depreciation on the Statement of Operations.

18 PIMCO Corporate Income Fund Semi-Annual Report | 4.30.08

PIMCO Corporate Income Fund Notes to Financial Statements

April 30, 2008 (unaudited)

1. Organization and Significant Accounting Policies (continued)

Swaps are marked to market daily based upon quotations from brokers or market makers and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Fund’s Statement of Operations. For a credit default swap sold by the Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Entering into swaps involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in net interest rates.

(i) Senior Loans

The Fund purchases assignments of Senior Loans originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a lending syndicate of financial institutions (the “Lender”). When purchasing an assignment, the Fund succeeds to all the rights and obligations under the loan agreement with the same rights and obligations as the assigning Lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than, those held by the assigning Lender.

(j) Forward Foreign Currency Contracts

A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Fund may enter into forward foreign currency contracts for the purpose of hedging against foreign currency risk arising from the investment or anticipated investment in securities denominated in foreign currencies. The Fund may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The market value of a forward foreign currency contract fluctuates with changes in forward currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

(k) Credit-Linked Trust Certificates

Credit-linked trust certificates are investments in a limited purpose trust or other vehicle formed under state law which, in turn, invests in a basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to the high yield or another fixed income market.

Similar to an investment in a bond, investments in credit-linked trust certificates represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the certificate. However, these payments are conditioned on the trust’s receipt of payments from, and the trust’s potential obligations to, the counterparties to the derivative instruments and other securities in which the trust invests.

(l) Repurchase Agreements

The Fund enters into transactions with its custodian bank or securities brokerage firms whereby it purchases securities under agreements to resell at an agreed upon price and date (“repurchase agreements”). Such agreements are carried at the contract amount in the financial statements. Collateral pledged (the securities received), which consists primarily of U.S. government obligations and asset-backed securities, are held by the custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the Fund require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

4.30.08 | PIMCO Corporate Income Fund Semi-Annual Report 19

PIMCO Corporate Income Fund Notes to Financial Statements

April 30, 2008 (unaudited)

1. Organization and Significant Accounting Policies (continued)

(m) Inverse Floating Rate Transactions — Residual Interest Municipal Bonds (“RIBs”)/Residual Interest Tax Exempt Bonds (“RITEs”)

The Fund invests in RIBs and RITEs (“Inverse Floaters”) whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index. In these transactions, the Fund sells a fixed rate municipal bond (“Fixed Rate Bond”) to a broker who places the Fixed Rate Bond in a special purpose trust (“Trust”) from which floating rate bonds (“Floating Rate Notes”) and Inverse Floaters are issued. The Fund simultaneously or within a short period of time purchases the Inverse Floaters from the broker. The Inverse Floaters held by the Fund provide the Fund with the right to: (1) cause the holders of the Floating Rate Notes to tender their notes at par, and (2) cause the broker to transfer the Fixed-Rate Bond held by the Trust to the Fund, thereby collapsing the Trust. Pursuant to Statement of Financial Accounting Standards No. 140 (“FASB Statement No. 140”), the Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Schedule of Investments, and accounts for the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in the Fund’s Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly, and their holders have the option to tender their notes to the broker for redemption at par at each reset date.

The Fund may also invest in Inverse Floaters without transferring a fixed rate municipal bond into a special purpose trust, which are not accounted for as secured borrowings.

The Inverse Floaters are created by dividing the income stream provided by the underlying bonds to create two securities, one short-term and one long-term. The interest rate on the short-term component is reset by an index or auction process typically every 7 to 35 days. After income is paid on the short-term securities at current rates, the residual income from the underlying bond (s) goes to the long-term securities. Therefore, rising short-term rates result in lower income for the long-term component and visa versa. The longer-term bonds may be more volatile and less liquid than other municipal bonds of comparable maturity. Investments in Inverse Floaters typically will involve greater risk than an investment in Fixed Rate Bonds. The Fund may also invest in Inverse Floaters for the purpose of increasing leverage.

The Fund’s restrictions on borrowings do not apply to the secured borrowings deemed to have occurred for accounting purposes pursuant to FASB Statement No. 140. Inverse Floaters held by the Fund are exempt from registration under Rule 144A of the Securities Act of 1933.

(n) When-Issued/Delayed-Delivery Transactions

The Fund may purchase or sell securities on a when-issued or delayed-delivery basis. The transactions involve a commitment to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will set aside and maintain until the settlement date in a designated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a realized gain or loss. When a security on a delayed-delivery basis is sold, the Fund does not participate in future gains and losses with respect to the security.

(o) Custody Credits Earned on Cash Balances

The Fund benefits from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian and accounting agent expenses. Had these cash balances been invested in income producing securities, they would have generated income for the Fund.

(p) Interest Expense

Relates to the Fund’s liability in connection with floating rate notes held by third parties in conjunction with Inverse Floater transactions. Interest expense is recorded as incurred.

2. Investment Manager/Sub-Adviser

The Fund has an Investment Management Agreement (the “Agreement”) with the Investment Manager. Subject to the supervision of the Fund’s Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, the Fund’s investment activities, business affairs and administrative matters. Pursuant to the Agreement, the Investment Manager receives an annual fee, payable on a monthly basis, at an annual rate of 0.75% of the Fund’s average daily net assets, inclusive of net assets attributable to any preferred shares that may be

20 PIMCO Corporate Income Fund Semi-Annual Report | 4.30.08

PIMCO Corporate Income Fund Notes to Financial Statements

April 30, 2008 (unaudited)

2. Investment Manager/Sub-Adviser (continued)

outstanding. In order to reduce Fund expenses, the Investment Manager contractually agreed to waive a portion of its investment management fee at the annual rate of 0.15% of the Fund’s average daily net assets, inclusive of net assets attributable to any preferred shares that may be outstanding, from the commencement of operations through December 31, 2007. On January 1, 2008, the contractual fee waiver was reduced to 0.10% of the Fund’s average daily net assets, inclusive of net assets attributable to any preferred shares that may be outstanding through December 31, 2008, and for a declining amount thereafter through December 31, 2009. The Investment Manager has retained its affiliate, Pacific Investment Management Company LLC, (the “Sub-Adviser”), to manage the Fund’s investments. Subject to the supervision of the Investment Manager, the Sub-Adviser is responsible for making all of the Fund’s investment decisions. The Investment Manager and not the Fund, pays a portion of the fees it receives as Investment Manager to the Sub-Adviser in return for its services.

3. Investment in Securities

For the six months ended April 30, 2008, purchases and sales of investments, other than short-term securities and U.S. government obligations, were $211,389,483 and $223,747,810, respectively. Purchases and sales in U.S. government obligations were $17,720,439 and $13,970,436, respectively.

(a) Futures contracts outstanding at April 30, 2008:

Type		Contracts	Market Value (000)	Expiration Date	Unrealized Appreciation (Depreciation)
Long:	U.S. Treasury Bond Futures	127	$14,845	6/19/08	$(261,566)
	U.S. Treasury Notes 10 yr. Futures	356	41,229	6/19/08	(144,622)
	United Kingdom – 90 day	125	29,365	3/18/09	125,067
	United Kingdom – 90 day	630	147,858	12/16/09	(821,054)
Short:	U.S. Treasury Notes 5 yr. Futures	(695)	(77,829)	6/30/08	1,058,728
					$(43,447)

The Fund pledged cash collateral of $2,810,100 for future contracts.

(b) Transactions in options written for the six months ended April 30, 2008:

	Contracts/Notional	Premiums
Options outstanding, October 31, 2007	154,100,700	$3,489,263
Options terminated in closing transactions	(139,400,700)	(3,045,852)
Options outstanding, April 30, 2008	14,700,000	$443,411

(c) Credit default swaps contracts outstanding at April 30, 2008:

Swap Counterparty/ Referenced Debt Issuer	Notional Amount Payable on Default (000)	Termination Date	Payments Received (Paid) by Fund	Unrealized Appreciation (Depreciation)
Bank of America:
Freeport-McMoRan	$3,000	6/20/12	0.90%	$(34,398)
LCDX	7,000	6/20/13	3.25%	177,892

4.30.08 | PIMCO Corporate Income Fund Semi-Annual Report 21

PIMCO Corporate Income Fund Notes to Financial Statements

April 30, 2008 (unaudited)

3. Investment in Securities (continued)

Swap Counterparty/ Referenced Debt Issuer	Notional Amount Payable on Default (000)	Termination Date	Payments Received (Paid) by Fund	Unrealized Appreciation (Depreciation)

Barclays Bank:
Allied Waste	$2,500	6/20/13	3.70%	$60,010
Autozone	800	6/20/13	(0.875)%	(6,719)
Dow Jones CDX	5,000	12/20/12	(7.05)%	(650,682)
Gazprom	4,500	7/20/12	0.63%	(202,134)
General Electric	8,800	12/20/12	0.63%	(66,646)
Sprint Nextel	2,300	6/20/09	7.15%	88,037

Bear Stearns:
Ford Motor Credit	4,000	6/20/10	5.60%	(105,204)

BNP Paribas:
Citigroup	9,600	12/20/12	0.67%	(73,802)
Royal Bank of Scotland	1,500	6/20/13	1.50%	54,682
Royal Bank of Scotland	1,500	6/20/13	2.65%	122,552

Citigroup:
Bear Stearns	4,100	9/20/12	0.48%	(48,739)
Ford Motor Credit	10,800	9/20/08	1.35%	(80,458)
Freeport-McMoRan	2,000	6/20/12	1.00%	(15,158)
General Motors	3,000	6/20/13	5.00%	68,368
GMAC	5,000	6/20/12	1.40%	(1,275,296)

Credit Suisse First Boston:
Chesapeake Energy	3,000	6/20/12	1.01%	(44,565)
Ford Motor Credit	4,200	9/20/09	3.79%	(135,869)
Gazprom	1,500	11/20/08	1.00%	6,834
GMAC	7,000	12/20/10	5.22%	(964,699)
Qwest Capital Funding	7,000	12/20/10	4.56%	151,576

Deutsche Bank:
American International Group	1,300	12/20/12	0.89%	(4,534)
American International Group	3,400	12/20/12	0.90%	(10,413)
Chesapeake Energy	2,000	6/20/12	1.05%	(26,612)
Chesapeake Energy	1,600	3/20/14	1.32%	(29,961)
Dow Jones CDX	5,000	12/20/12	(7.05)%	(650,682)
Dow Jones CDX	9,000	12/20/12	0.68%	204,789
GMAC	10,500	9/20/09	1.50%	(1,398,271)

Goldman Sachs:
Bombardier	3,000	12/20/10	4.05%	227,552
Citigroup	2,000	12/20/12	0.77%	(6,789)
Citigroup	1,000	12/20/12	0.80%	(2,107)
Dow Jones CDX	10,000	12/20/12	(7.02)%	(1,288,816)
Dow Jones CDX	3,800	6/20/13	(1.55)%	(78,637)
Echostar	2,500	6/20/09	0.54%	(15,615)
HSBC Bank:
SLM Corp.	10,000	6/20/08	0.50%	(77,626)

JPMorgan Chase:
American International Group	5,000	3/20/13	2.062%	241,755
Bear Stearns	1,800	9/20/12	0.67%	(7,475)
Gazprom	9,800	7/20/12	0.625%	(442,199)

22 PIMCO Corporate Income Fund Semi-Annual Report | 4.30.08

PIMCO Corporate Income Fund Notes to Financial Statements

April 30, 2008 (unaudited)

3. Investment in Securities (continued)

Swap Counterparty/ Referenced Debt Issuer	Notional Amount Payable on Default (000)	Termination Date	Payments Received (Paid) by Fund	Unrealized Appreciation (Depreciation)

Lehman Brothers:
American International Group	$1,300	12/20/12	0.85%	$(6,745)
American International Group	5,000	3/20/13	2.10%	250,229
Chesapeake Energy	1,900	3/20/14	1.16%	(51,197)
Citigroup	2,100	12/20/12	0.70%	(13,440)
Dow Jones CDX	50,000	12/20/12	(1.40)%	(2,475,506)
Dow Jones CDX	17,500	12/20/12	3.20%	(463,482)
Federal Republic of Brazil	1,500	2/20/17	1.51%	2,739
Freescale Semiconductor	2,500	6/20/09	1.62%	(55,039)
HCA	2,500	6/20/09	1.00%	(9,659)
MGM	2,500	6/20/09	0.65%	(50,854)
Proctor & Gamble	5,000	9/20/08	0.07%	(1,765)
Reynolds American	2,000	6/20/12	1.00%	17,300
Sprint Nextel	1,000	3/20/09	6.00%	21,091

Merrill Lynch & Co.:
Dow Jones CDX	17,500	12/20/12	3.215%	(452,442)
El Paso	2,500	6/20/09	0.45%	(15,533)
Ford Motor	5,000	6/20/13	5.00%	303,943
Ford Motor	3,000	6/20/13	5.00%	174,451
Gazprom	5,000	7/20/12	0.63%	(224,594)
General Motors	5,000	6/20/13	5.00%	151,447
General Motors	3,000	6/20/13	5.00%	82,953
Lyondell Chemical	2,500	6/20/09	1.00%	(131,507)
Reliant Energy	2,000	12/20/10	2.80%	25,345
Vale Overseas	3,000	4/20/12	0.50%	(68,918)

Morgan Stanley:
Chesapeake Energy	2,500	6/20/09	0.45%	(11,572)
Citigroup	2,700	12/20/12	0.80%	(5,688)
Dow Jones CDX	15,000	12/20/12	0.72%	335,445
Dow Jones CDX	63,700	6/20/18	(1.50)%	(1,826,601)
Dynegy Holdings	2,500	6/20/09	1.05%	6,212
Ford Motor Credit	5,000	9/20/10	4.05%	(310,090)
General Motors	5,000	6/20/13	5.00%	138,255
LCDX	5,600	6/20/13	3.25%	142,314
MetLife	4,000	3/20/13	2.05%	228,580
MGM	7,000	12/20/10	2.55%	(247,270)
Reliant Energy	2,500	6/20/09	1.05%	(1,891)
Reliant Energy	5,000	12/20/10	2.90%	76,276
Republic of Indonesia	2,600	3/20/09	0.46%	(10,627)
Ukraine	2,600	3/20/09	0.66%	(17,946)

Royal Bank of Scotland:
Aramark	2,500	6/20/12	2.32%	(113,800)
Autozone	3,200	6/20/13	(0.92)%	(33,661)
Freeport-McMoRan	1,500	6/20/09	0.32%	(6,243)
Williams Cos.	2,500	6/20/09	0.30%	(2,366)

UBS:
LCDX	32,600	6/20/13	3.25%	856,770
				$(10,135,145)

4.30.08 | PIMCO Corporate Income Fund Semi-Annual Report 23

PIMCO Corporate Income Fund Notes to Financial Statements

April 30, 2008 (unaudited)

3. Investment in Securities (continued)

(d) Interest rate swap agreements outstanding at April 30, 2008:

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)
Barclays Bank	$5,100	6/18/23	5.00%	3-Month USD-LIBOR	$108,415
Barclays Bank	200,000	12/18/24	3-Month USD-LIBOR	5.30%	2,215,422
Barclays Bank	196,000	12/19/24	5.70%	3-Month USD-LIBOR	(11,507,648)
Barclays Bank	160,000	6/21/25	3-Month USD-LIBOR	5.70%	19,572,612
Citigroup	1,500	6/18/13	3-Month USD-LIBOR	4.00%	16,915
Deutsche Bank	1,062,000	6/18/09	3-Month USD-LIBOR	3.75%	9,023,092
Goldman Sachs	£125,000	7/17/08	3-Month GBP-LIBOR	6.39%	742,999
Goldman Sachs	MXN 56,800	11/4/16	28-Day Mexico
			Interbank TIIE
			Banxico	8.17%	(156,441)
Goldman Sachs	$27,100	6/18/18	3-Month USD-LIBOR	5.00%	(941,608)
Goldman Sachs	£10,500	7/17/27	5.628%	3-Month GBP-LIBOR	(1,439,245)
HSBC Bank	10,200	12/15/35	4.00%	6-Month GBP-LIBOR	847,812
Lehman Brothers	$393,800	1/9/18	3.63%	3-Month USD-LIBOR	(4,773,522)
Lehman Brothers	393,800	1/9/18	3-Month USD-LIBOR	5.45%	5,924,068
Merrill Lynch & Co.	160,000	6/19/25	5.70%	3-Month USD-LIBOR	(9,375,738)
Morgan Stanley	30,000	6/18/13	3-Month USD-LIBOR	4.00%	(139,909)
Royal Bank of Scotland	57,200	6/18/10	4.00%	3-Month USD-LIBOR	(537,258)
Royal Bank of Scotland	253,800	2/25/17	4.38%	3-Month USD-LIBOR	6,597,254
Royal Bank of Scotland	£10,500	7/17/27	6-Month GBP-LIBOR	4.75%	(275,516)
UBS	AUD 16,200	9/15/09	3-Month Australian
			Bank Bill	7.00%	(108,451)
					$15,793,253

The Fund received $23,500,000 par value in U.S. Treasury Bills as collateral for swap contracts.

(e) Forward foreign currency contracts outstanding at April 30, 2008:

		U.S.$ Value Origination Date	U.S.$ Value April 30, 2008	Unrealized Appreciation (Depreciation)
Purchased:	4,603,587 Australian Dollar settling 5/15/08	$4,326,980	$4,329,886	$2,906
	14,795,800 Brazilian Real settling 7/2/08	7,939,167	8,606,608	667,441
	397,750,000 South Korean Won settling 5/30/08	426,428	396,393	(30,035)
	608,486,500 South Korean Won settling 8/4/08	650,000	606,351	(43,649)
	33,425,700 Mexican Peso settling 7/10/08	3,000,000	3,152,356	152,356
	2,104,865 Malaysian Ringgit settling 8/4/08	650,000	665,259	15,259
	26,222,740 Philippines Peso settling 5/19/08	650,000	619,833	(30,167)
	1,198,539 Polish Zloty settling 7/10/08	436,140	536,918	100,778
	74,257,500 Russian Ruble settling 7/10/08	3,000,000	3,125,678	125,678
	11,083,250 Russian Ruble settling 11/19/08	446,815	462,229	15,414
	646,836 Singapore Dollar settling 5/22/08	432,088	476,856	44,768
	888,741 Singapore Dollar settling 8/28/08	630,000	657,712	27,712

24 PIMCO Corporate Income Fund Semi-Annual Report | 4.30.08

PIMCO Corporate Income Fund Notes to Financial Statements

April 30, 2008 (unaudited)

3. Investment in Securities (continued)

		U.S.$ Value Origination Date	U.S.$ Value April 30, 2008	Unrealized Appreciation (Depreciation)
Sold:	16,030,800 Brazilian Real settling 7/2/08	$9,200,000	9,324,998	$(124,998)
	1,432,000 Canadian Dollar settling 5/29/08	1,401,737	1,421,535	(19,798)
	2,863,000 Euro settling 5/29/08	4,479,392	4,452,235	27,157
	7,662,000 British Pound settling 5/19/08	15,113,852	15,155,665	(41,813)
	159,413,400 South Korean Won settling 5/30/08	159,000	158,870	130
	30,255,885 Mexican Peso settling 7/10/08	2,746,042	2,853,413	(107,371)
				$781,768

AUD—Australian Dollar

€—Euro

GBP/£—British Pound

LIBOR—London Inter-bank Offered Rate

MXN—Mexican Peso

TIIE—Inter-bank Equilibrium Interest Rate

(f) At April 30, 2008, the Fund had the following unfunded loan commitments which could be extended at the option of the borrower:

Borrower	Amount
Las Vegas Sands Corp.	$200,000

4. Income Tax Information

The cost basis of portfolio securities of $789,568,336 is substantially the same for both federal income tax and financial reporting purposes. Aggregated gross unrealized appreciation for securities in which there is an excess value over tax cost is $16,755,744; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $24,735,164; net unrealized depreciation for federal income tax purposes is $7,979,420.

Net investment income and net realized gains differ for financial statement and tax purposes primarily due to the treatment of amounts received under swap agreements. For the six months ended April 30, 2008, the Fund received $5,041,737 from swap agreements, which are treated as net realized gain (loss) for financial statement purposes and as net income (loss) for federal income tax purposes.

5. Auction Preferred Shares

The Fund has issued 2,400 shares of Preferred Shares Series M, 2,400 shares of Preferred Shares Series T, 2,400 shares of Preferred Shares Series W, 2,400 shares of Preferred Shares Series TH, and 2,400 shares of Preferred Shares Series F, each with a net asset and liquidation value of $25,000 per share plus accrued dividends.

Dividends and distributions of net realized long-term capital gains, if any, are accumulated daily at an annual rate (typically re-set every seven days) through auction procedures.

For the six months ended April 30, 2008, the annualized dividend rate ranged from:

	High	Low	At April 30, 2008
Series M	5.81%	3.002%	3.152%
Series T	5.81%	3.242%	3.242%
Series W	5.96%	3.407%	3.407%
Series TH	5.86%	3.167%	3.302%
Series F	5.67%	3.167%	3.287%

4.30.08 | PIMCO Corporate Income Fund Semi-Annual Report 25

PIMCO Corporate Income Fund Notes to Financial Statements

April 30, 2008 (unaudited)

5. Auction Preferred Shares (continued)

The Fund is subject to certain limitations and restrictions while Preferred Shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Fund from declaring any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Shares at their liquidation value.

Preferred Shares, which are entitled to one vote per share, generally vote together with the common stock but vote separately as a class to elect two Trustees and on any matters affecting the rights of the preferred shares.

Since mid-February 2008, holders of auction-rate preferred shares (“ARPS”) issued by the Fund have been directly impacted by an unprecedented lack of liquidity, which has similarly affected ARPS holders in many of the nation’s closed-end funds. Since then, regularly scheduled auctions for ARPS issued by the Fund have consistently “failed” because of insufficient demand (bids to buy shares) to meet the supply (shares offered for sale) at each auction. In a failed auction, ARPS holders cannot sell all, and may not be able to sell any, of their shares tendered for sale. While repeated auction failures have affected the liquidity for ARPS, they do not constitute a default or automatically alter the credit quality of the ARPS, and ARPS holders have continued to receive dividends at the defined “maximum rate,” the 7-day “AA” Composite Commercial Paper Rate multiplied by 150% (which is a function of short-term interest rates and typically higher than the rate that would have otherwise been set through a successful auction).

These developments with respect to ARPS have not affected the management or investment policies of the Fund, and the Fund’s outstanding common shares continue to trade on the NYSE without any change. If the Fund’s ARPS auctions continue to fail and the “maximum rate” payable on the ARPS rises as a result of changes in short-term interest rates, returns for the Fund’s common shareholders could be adversely affected.

6. Subsequent Common Dividend Declarations

On May 1, 2008, a dividend of $0.10625 per share was declared to common shareholders payable June 2, 2008 to shareholders of record on May 12, 2008.

On June 2, 2008, a dividend of $0.10625 per share was declared to common shareholders payable July 1, 2008 to shareholders of record on June 12, 2008.

7. Legal Proceedings

In June and September 2004, the Investment Manager, certain of its affiliates (including Allianz Global Investors Distributors LLC and PEA Capital LLC (“PEA”) agreed to settle, without admitting or denying the allegations, claims brought by the Securities and Exchange Commission (the “Commission”) and the New Jersey Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which the Investment Manager serves as investment adviser. The settlements related to an alleged “market timing” arrangement in certain open-end funds formerly sub-advised by PEA. The Investment Manager and its affiliates agreed to pay a total of $68 million to settle the claims. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, and consented to cease and desist orders and censures. Subsequent to these events, PEA Capital LLC deregistered as an investment adviser and dissolved. None of the settlements alleged that any inappropriate activity took place with respect to the Fund.

Since February 2004, the Investment Manager and certain of its affiliates and their employees have been named as defendants in a number of pending lawsuits concerning “market timing,” which allege the same or similar conduct underlying the regulatory settlements discussed above. The market timing lawsuits have been consolidated in a multi-district litigation proceeding in the U.S. District Court of Maryland. Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against the Investment Manager or its affiliates or related injunctions.

The Investment Manager and the Sub-Adviser believe that these matters are not likely to have a material adverse effect on the Fund or on their ability to perform their respective investment advisory activities relating to the Fund.

The foregoing speaks only as of the date hereof.

26 PIMCO Corporate Income Fund Semi-Annual Report | 4.30.08

PIMCO Corporate Income Fund Financial Highlights

For a share of common stock outstanding throughout each period:

	Six months
	ended
	April 30, 2008		Year ended October 31,
	(unaudited)		2007		2006	2005	2004	2003
Net asset value, beginning of period	$13.76		$14.76		$14.63	$15.58	$15.38	$12.25
Investment Operations:
Net investment income	0.65		1.31		1.42	1.30	1.33	1.55
Net realized and unrealized gain (loss) on investments, futures contracts, options written, swaps, unfunded loan commitments and foreign currency transactions	(0.69)		(0.51)		0.43	(0.46)	0.73	3.18
Total from investment operations	(0.04)		0.80		1.85	0.84	2.06	4.73
Dividends and Distributions on Preferred Shares from:
Net investment income	(0.18)		(0.43)		(0.38)	(0.23)	(0.10)	(0.11)
Net realized gains	–		–		–	(0.01)	(0.01)	–
Total dividends and distributions on preferred shares	(0.18)		(0.43)		(0.38)	(0.24)	(0.11)	(0.11)
Net increase in net assets applicable to common shareholders resulting from investment operations	(0.22)		0.37		1.47	0.60	1.95	4.62
Dividends and Distributions to Common Shareholders from:
Net investment income	(0.64)		(1.28)		(1.34)	(1.28)	(1.41)	(1.38)
Net realized gains	–		(0.09)		–	(0.27)	(0.34)	(0.11)
Total dividends and distributions to common shareholders	(0.64)		(1.37)		(1.34)	(1.55)	(1.75)	(1.49)
Net asset value, end of period	$12.90		$13.76		$14.76	$14.63	$15.58	$15.38
Market price, end of period	$14.75		$14.25		$15.68	$14.92	$15.46	$15.43
Total Investment Return (1)	8.38%		(0.26)%		15.08%	6.92%	12.32%	29.29%
RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders, end of period (000)	$472,721		$502,714		$535,104	$525,728	$556,515	$544,454
Ratio of expenses to average net assets including interest expense (2)(3)(5)	1.46	%#(4)	1.30	%(4)	1.16%	1.12%	1.12%	1.15%
Ratio of expenses to average net assets, excluding interest expense (2)(3)(5)	1.35	%#	1.21%		1.13%	1.12%	1.12%	1.15%
Ratio of net investment income to average net assets (2)(5)	10.04	%#	9.11%		9.83%	8.54%	8.95%	10.90%
Preferred shares asset coverage per share	$64,380		$66,871		$69,566	$68,791	$71,365	$70,367
Portfolio turnover	28%		46%		30%	108%	74%	63%

#                 Annualized.

(1)          Total investment return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges.

(2)          Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.

(3)          Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See note 1(o) in Notes to Financial Statements).

(4)          Interest expense relates to the liability for floating rate notes issued in connection with inverse floater transactions.

(5)          During the fiscal periods indicated above, the Investment Manager waived a portion of its investment management fee. The effect of such waiver had relative to the average net assets of common shareholders was 0.19%, 0.25%, 0.32%, 0.31%, 0.31%, and 0.32% for the six months ending April 30, 2008, and years ended October 31, 2007, October 31, 2006, October 31, 2005, October 31, 2004 and October 31, 2003, respectively.

See accompanying Notes to Financial Statements. | 4.30.08 | PIMCO Corporate Income Fund Semi-Annual Report 27

PIMCO Corporate Income Fund

Annual Shareholder Meetings Results/Proxy Voting Policies & Procedures/
Appointment of New Trustee (unaudited)

Annual Shareholder Meeting Results:

The Fund held its annual meeting of shareholders on April 2, 2008. Shareholders voted to re-elect John C. Maney and R. Peter Sullivan III as Trustees as indicated below.

		Withheld
	Affirmative	Authority
Re-election of John C. Maney – Class III to serve until 2011	33,036,344	389,994

Re-election of R. Peter Sullivan III – Class III to serve until 2011	33,027,849	398,489

Paul Belica, Robert Connor*, John J. Dalessandro II*, Hans W. Kertess, William B. Ogden IV continue to serve as Trustees.

* Preferred Shares Trustee

Proxy Voting Policies & Procedures:

A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30 is available (i) without charge upon request by calling the Funds’ shareholder servicing agent at (800) 331-1710; (ii) on the Funds’ website at www.allianzinvestors.com/closedendfunds; and (iii) on the Securities and Exchange Commission website at www.sec.gov.

Appointment of New Trustee:

In May 2008, the Fund’s Board of Trustees appointed Diana L. Taylor as a Trustee.

28 PIMCO Corporate Income Fund Semi-Annual Report | 4.30.08

Trustees and Principal Officers
Hans W. Kertess	Brian S. Shlissel
Trustee, Chairman of the Board of Trustees	President & Chief Executive Officer
Paul Belica	Lawrence G. Altadonna
Trustee	Treasurer, Principal Financial & Accounting Officer
Robert E. Connor	Thomas J. Fuccillo
Trustee	Vice President, Secretary & Chief Legal Officer
John J. Dalessandro II	Scott Whisten
Trustee	Assistant Treasurer
John C. Maney	Youse E. Guia
Trustee	Chief Compliance Officer
William B. Ogden, IV	William V. Healey
Trustee	Assistant Secretary
R. Peter Sullivan III	Richard H. Kirk
Trustee	Assistant Secretary
Diana L. Taylor	Kathleen A. Chapman
Trustee	Assistant Secretary
Lagan Srivastava
Assistant Secretary
Richard J. Cochran
Assistant Treasurer

Investment Manager

Allianz Global Investors Fund Management LLC

1345 Avenue of the Americas

New York, NY 10105

Sub-Adviser

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Custodian & Accounting Agent

State Street Bank & Trust Co.

801 Pennsylvania

Kansas City, MO 64105-1307

Transfer Agent, Dividend Paying Agent and Registrar

PFPC Inc.

P.O. Box 43027

Providence, RI 02940-3027

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

300 Madison Avenue

New York, NY 10017

Legal Counsel

Ropes & Gray LLP

One International Place

Boston, MA 02110-2624

This report, including the financial information herein, is transmitted to the shareholders of PIMCO Corporate Income Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

The financial information included herein is taken from the records of the Fund without examination by an independent registered accounting firm, who did not express an opinion hereon.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase shares of its common stock in the open market.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of its fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The information on Form N-Q is also available on the Fund’s website at www.allianzinvestors.com/closedendfunds.

On April 15, 2008, the Fund submitted a CEO annual certification to the New York Stock Exchange (“NYSE”) on which the Fund’s principal executive officer certified that he was not aware, as of the date, of any violation by the Fund of the NYSE’s Corporate Governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Fund’s principal executive and principal financial officer made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q relating to, among other things, the Fund’s disclosure controls and procedures and internal control over financial reporting, as applicable.

Information on the Fund is available at www.allianzinvestors.com/closedendfunds or by calling the Fund’s shareholder servicing agent at (800) 331-1710.

ITEM 2. CODE OF ETHICS

Not required in this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not required in this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED COMPANIES.

			Total Number
			of Shares Purchased	Maximum Number of
	Total Number	Average	as Part of Publicly	Shares that May yet Be
	of Shares	Price Paid	Announced Plans or	Purchased Under the Plans
Period	Purchased	Per Share	Programs	or Programs
November 2007	N/A	13.78	23,133	N/A
December 2007	N/A	13.55	23,698	N/A
January 2008	N/A	N/A	N/A	N/A
February 2008	N/A	14.89	21,389	N/A
March 2008	N/A	13.08	24,049	N/A
April 2008	N/A	13.73	22,551	N/A

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES

(a)  The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-3(c))), as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)  There were no significant changes over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occured during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrants control over financial reporting.

ITEM 12. EXHIBITS

(a)	(1)	Exhibit 99.302 CERT – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(b)		Exhibit 99.906 Cert. – Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Corporate Income Fund

By /s/ Brian S. Shlissel
Brian S. Shlissel, President & Chief Executive Officer

Date: July 7, 2008

By /s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: July 7, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
Brian S. Shlissel, President & Chief Executive Officer

Date: July 7, 2008

By /s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: July 7, 2008